Total Share-Based Compensation Cost Recognized (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Cost of Sales USD ($)	Dec. 31, 2012 Cost of Sales CNY	Dec. 31, 2011 Cost of Sales CNY	Dec. 31, 2010 Cost of Sales CNY	Dec. 31, 2012 Selling, General and Administrative Expense USD ($)	Dec. 31, 2012 Selling, General and Administrative Expense CNY	Dec. 31, 2011 Selling, General and Administrative Expense CNY	Dec. 31, 2010 Selling, General and Administrative Expense CNY	Dec. 31, 2012 Research and Development Expense USD ($)	Dec. 31, 2012 Research and Development Expense CNY	Dec. 31, 2011 Research and Development Expense CNY	Dec. 31, 2010 Research and Development Expense CNY
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	$ 34,078	212,309	152,028	93,736	$ 1,622	10,105	7,527	6,302	$ 8,750	54,512	50,012	36,811	$ 23,706	147,692	94,489	50,623
Capitalized as part of internal-used software	$ 312	1,944	1,700	226